Supplemental Financial Information	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Supplemental Financial Information
Supplemental Financial Information
The following represents the results of income for each quarter during the years 2013 and 2012:

	Total Revenues (1)	Net Loss Attributable to the Common Stockholders	Net Loss per Share - Basic (2)	Net Loss per Share - Diluted
Year Ended December 31, 2013:
First quarter	$277,318	$(19,497)	$(0.11)	$(0.11)
Second quarter	$278,210	$(43,261)	$(0.24)	$(0.24)
Third quarter	$286,090	$(18,839)	$(0.10)	$(0.10)
Fourth quarter	$305,275	$(12,099)	$(0.06)	$(0.06)

Year Ended December 31, 2012:
First quarter	$270,240	$(37,918)	$(0.21)	$(0.21)
Second quarter	$268,537	$(34,112)	$(0.19)	$(0.19)
Third quarter	$272,199	$(28,348)	$(0.16)	$(0.16)
Fourth quarter	$277,759	$(22,485)	$(0.12)	$(0.12)
(1) Amounts have been adjusted to give effect to the Company's discontinued operations.

(2) Sum of the quarters may not equal full year net loss per share due to rounding.